Related Party Transactions - Summary of Transactions Carried Out with Related Parties (Details) - Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Remuneration paid as consultancy fees	$ 1,874	$ 874	$ 468
Salaries and wages	1,079	542	246
Other expenses	20	16	13
Share-based payments	1,345
Expenses	$ 4,318	$ 1,432	$ 727